RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Restatement of Net Income Loss Per Share (Details) - $ / shares		3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Basic weighted average shares outstanding		68,980,596			66,322,878			68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Diluted weighted average shares outstanding		68,980,596			66,322,878			68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
NET LOSS PER SHARE (BASIC)		$ (0.45)			$ (0.25)			$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Diluted net income (loss) per share		$ (0.45)			$ (0.25)			$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Common Class A
Class of Stock [Line Items]
Diluted weighted average shares outstanding		32,457,500						27,345,147
Common Class B
Class of Stock [Line Items]
Diluted net income (loss) per share		$ 0.12						$ (0.02)
Foresight Acquisition Corp [Member]
Class of Stock [Line Items]
Basic weighted average shares outstanding	[1]					6,875,000
Diluted weighted average shares outstanding	[1]					6,875,000
NET LOSS PER SHARE (BASIC)						$ 0.00
Diluted net income (loss) per share						$ 0.00
Foresight Acquisition Corp [Member] | Common Class A
Class of Stock [Line Items]
Basic weighted average shares outstanding		32,457,500						27,345,147
Diluted weighted average shares outstanding		32,457,500
NET LOSS PER SHARE (BASIC)		$ 0.12						$ (0.02)
Diluted net income (loss) per share		$ 0.12						$ (0.02)
Foresight Acquisition Corp [Member] | Common Class B
Class of Stock [Line Items]
Basic weighted average shares outstanding		7,906,250						7,743,819
Diluted weighted average shares outstanding		7,906,250						7,743,819
NET LOSS PER SHARE (BASIC)		$ 0.12						$ (0.02)
Previously Reported [Member] | Foresight Acquisition Corp [Member] | Common Class A
Class of Stock [Line Items]
Basic weighted average shares outstanding			29,616,045	30,163,095			30,496,324
Diluted weighted average shares outstanding			29,616,045	30,163,095			30,496,324
Previously Reported [Member] | Foresight Acquisition Corp [Member] | Common Class B
Class of Stock [Line Items]
Basic weighted average shares outstanding			9,695,318	8,611,731			6,875,000
Diluted weighted average shares outstanding			9,695,318	8,611,731			6,875,000
NET LOSS PER SHARE (BASIC)			$ (1.09)	$ 0.56			$ (0.83)
Diluted net income (loss) per share			(1.09)	0.56			(0.83)
As Restated [Member] | Foresight Acquisition Corp [Member]
Class of Stock [Line Items]
NET LOSS PER SHARE (BASIC)			$ (0.27)	$ 0.12			$ (0.15)
As Restated [Member] | Foresight Acquisition Corp [Member] | Common Class A
Class of Stock [Line Items]
Basic weighted average shares outstanding			31,625,000	31,625,000			31,625,000
Diluted weighted average shares outstanding		31,625,000		31,625,000			31,625,000
Diluted net income (loss) per share			$ (0.27)	$ 0.12			$ (0.15)
As Restated [Member] | Foresight Acquisition Corp [Member] | Common Class B
Class of Stock [Line Items]
Basic weighted average shares outstanding			7,715,000	7,715,000			7,715,000
Diluted weighted average shares outstanding			7,715,000	7,715,000			7,715,000
NET LOSS PER SHARE (BASIC)			$ (0.27)	$ 0.12			$ (0.15)
Diluted net income (loss) per share			$ (0.27)	$ 0.12			$ (0.15)

[1]	Excluded an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).